Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000146363
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,428		$ 9,059		$ 9,068		$ 9,333		$ 9,398		$ 9,573		$ 9,605		$ 9,754		$ 9,819		$ 9,887		$ 9,840		$ 10,063			$ 10,143		$ 10,264		$ 10,431		$ 10,472		$ 10,566		$ 10,650		$ 10,721		$ 10,833		$ 10,899		$ 11,043		$ 11,137		$ 11,268		$ 11,339		$ 11,452		$ 11,161		$ 10,962		$ 11,084		$ 11,291		$ 11,323		$ 11,625		$ 11,775		$ 11,871		$ 11,258		$ 11,409		$ 10,705		$ 11,121		$ 11,310		$ 11,445		$ 11,653		$ 11,217		$ 11,686		$ 11,810		$ 11,686		$ 11,871		$ 12,109		$ 12,290		$ 12,467		$ 12,439		$ 11,494		$ 10,477		$ 11,204		$ 11,519		$ 11,697		$ 12,147		$ 12,578		$ 12,365		$ 12,202		$ 13,152		$ 13,473		$ 13,357		$ 13,665		$ 14,224		$ 14,531		$ 14,714		$ 14,991		$ 15,135		$ 15,472		$ 15,052		$ 15,736		$ 15,621		$ 16,059		$ 15,539		$ 15,144		$ 15,481		$ 14,574		$ 14,593		$ 13,862		$ 14,587		$ 14,143		$ 13,161		$ 13,965		$ 14,566		$ 14,169		$ 14,723		$ 14,625		$ 15,006		$ 15,268		$ 15,424		$ 15,918		$ 16,200		$ 16,181		$ 15,708		$ 15,494		$ 16,255		$ 16,628		$ 16,843		$ 17,390		$ 17,683		$ 17,282		$ 17,938		$ 18,303		$ 18,499		$ 18,812	$ 19,058	$ 19,048	$ 19,814	$ 19,517	$ 19,959	$ 19,782	$ 18,965	$ 18,640	$ 19,270	$ 19,882	$ 20,296	$ 20,631	$ 21,120	$ 21,574	$ 21,820	$ 22,036
C000146364
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,609		9,618		9,882		9,951		10,127		10,161		10,308		10,367		10,424		10,375		10,601			10,685		10,812		10,970		11,003		11,102		11,180		11,252		11,360		11,429		11,570		11,658		11,796		11,855		11,973		11,658		11,435		11,562		11,769		11,801		12,107		12,254		12,346		11,696		11,853		11,115		11,538		11,725		11,856		12,063		11,610		12,083		12,201		12,063		12,251		12,488		12,675		12,843		12,803		11,828		10,766		11,506		11,831		12,005		12,459		12,893		12,666		12,488		13,455		13,771		13,642		13,958		14,512		14,818		15,005		15,272		15,410		15,735		15,301		15,992		15,864		16,288		15,755		15,351		15,686		14,759		14,759		14,009		14,739		14,275		13,279		14,088		14,680		14,274		14,817		14,709		15,080		15,337		15,495		15,979		16,245		16,216		15,732		15,505		16,255		16,621		16,835		17,382		17,675		17,274		17,930		18,295		18,491		18,804	19,050	19,040	19,805	19,508	19,950	19,774	18,957	18,632	19,262	19,874	20,287	20,622	21,111	21,564	21,811	22,026
C000190731
Account Value [Line Items]
Line Graph and Table Measure Name																									Class N
Accumulated Value	$ 10,000		$ 10,071		$ 10,144		$ 10,250		$ 10,321		$ 10,456		$ 10,554		$ 10,678		$ 10,750		$ 10,857		$ 10,581		$ 10,394			$ 10,510		$ 10,715		$ 10,754		$ 11,032		$ 11,184		$ 11,278		$ 10,695		$ 10,838		$ 10,178		$ 10,574		$ 10,753		$ 10,880		$ 11,079		$ 10,673		$ 11,119		$ 11,245		$ 11,119		$ 11,303		$ 11,530		$ 11,711		$ 11,881		$ 11,853		$ 10,953		$ 9,991		$ 10,685		$ 10,986		$ 11,156		$ 11,586		$ 12,007		$ 11,804		$ 11,658		$ 12,566		$ 12,874		$ 12,764		$ 13,067		$ 13,603		$ 13,897		$ 14,081		$ 14,348		$ 14,486		$ 14,808		$ 14,417		$ 15,072		$ 14,971		$ 15,384		$ 14,894		$ 14,523		$ 14,848		$ 13,977		$ 13,995		$ 13,295		$ 14,001		$ 13,574		$ 12,642		$ 13,416		$ 13,993		$ 13,614		$ 14,155		$ 14,062		$ 14,428		$ 14,681		$ 14,850		$ 15,318		$ 15,591		$ 15,581		$ 15,128		$ 14,930		$ 15,665		$ 16,028		$ 16,236		$ 16,774		$ 17,058		$ 16,680		$ 17,314		$ 17,670		$ 17,859		$ 18,172		$ 18,413		$ 18,404		$ 19,145		$ 18,863		$ 19,291		$ 19,139		$ 18,350		$ 18,045		$ 18,646		$ 19,244		$ 19,655		$ 19,979		$ 20,469		$ 20,909		$ 21,149		$ 21,366
C000146365
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y
Accumulated Value		10,000		9,618		9,628		9,904		9,983		10,169		10,209		10,367		10,436		10,505		10,456		10,703			10,783		10,922		11,090		11,141		11,250		11,340		11,411		11,540		11,620		11,771		11,871		12,020		12,100		12,220		11,910		11,699		11,829		12,060		12,092		12,414		12,585		12,689		12,034		12,195		11,451		11,896		12,098		12,239		12,473		12,006		12,516		12,648		12,516		12,712		12,977		13,171		13,360		13,339		12,326		11,233		12,013		12,362		12,552		13,036		13,499		13,279		13,114		14,135		14,480		14,356		14,696		15,297		15,628		15,834		16,132		16,287		16,650		16,208		16,944		16,830		17,293		16,742		16,326		16,690		15,721		15,732		14,954		15,737		15,257		14,208		15,076		15,725		15,307		15,905		15,800		16,210		16,494		16,683		17,218		17,513		17,503		16,992		16,770		17,594		18,000		18,233		18,837		19,154		18,729		19,441		19,848		20,050		20,401	20,670	20,659	21,501	21,181	21,662	21,480	20,593	20,251	20,925	21,593	22,054	22,418	22,965	23,459	23,737	23,978
C000052969
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		9,426		9,134		9,185		9,367		9,402		9,510		9,546		9,636		9,700		9,730		9,708		9,859			9,919		10,018		10,154		10,194		10,288		10,352		10,410		10,504		10,559		10,666		10,738		10,832		10,877		10,968		10,773		10,595		10,670		10,833		10,855		11,077		11,201		11,243		10,794		10,882		10,400		10,695		10,827		10,914		11,023		10,667		11,004		11,080		11,014		11,133		11,289		11,428		11,527		11,497		10,956		10,368		10,854		11,098		11,227		11,505		11,805		11,588		11,450		12,100		12,325		12,251		12,436		12,716		12,941		13,042		13,217		13,311		13,469		13,149		13,570		13,483		13,711		13,404		13,118		13,266		12,636		12,565		11,990		12,497		12,199		11,520		12,027		12,420		12,057		12,437		12,335		12,676		12,869		13,046		13,404		13,564		13,533		13,197		13,057		13,572		13,798		13,945		14,306		14,525		14,190		14,645		14,958		15,026		15,396	15,565	15,554	16,147	15,878	16,149	16,036	15,486	15,500	15,987	16,361	16,588	16,832	17,141	17,440	17,516	17,559
C000052970
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,683		9,730		9,915		9,949		10,054		10,087		10,179		10,236		10,266		10,232		10,385			10,442		10,541		10,677		10,713		10,801		10,866		10,916		11,008		11,059		11,165		11,233		11,325		11,366		11,451		11,243		11,050		11,122		11,283		11,297		11,522		11,642		11,680		11,208		11,291		10,781		11,082		11,212		11,296		11,402		11,028		11,367		11,439		11,363		11,477		11,629		11,766		11,861		11,824		11,260		10,648		11,143		11,387		11,508		11,787		12,086		11,856		11,708		12,365		12,588		12,502		12,685		12,963		13,183		13,276		13,448		13,534		13,685		13,352		13,771		13,675		13,899		13,575		13,280		13,417		12,771		12,695		12,103		12,609		12,303		11,608		12,110		12,499		12,127		12,499		12,389		12,722		12,911		13,080		13,427		13,579		13,541		13,197		13,049		13,554		13,771		13,918		14,279		14,497		14,163		14,617		14,929		14,997		15,366	15,535	15,524	16,116	15,847	16,118	16,005	15,456	15,470	15,956	16,330	16,556	16,799	17,108	17,407	17,482	17,525
C000190730
Account Value [Line Items]
Line Graph and Table Measure Name																									Class N
Accumulated Value	10,000		10,066		10,120		10,218		10,274		10,380		10,453		10,548		10,593		10,685		10,498		10,326			10,402		10,565		10,587		10,807		10,928		10,974		10,539		10,625		10,156		10,448		10,580		10,666		10,775		10,434		10,762		10,839		10,781		10,896		11,051		11,191		11,291		11,265		10,740		10,162		10,643		10,885		11,013		11,289		11,587		11,376		11,244		11,885		12,109		12,040		12,221		12,502		12,726		12,829		13,004		13,100		13,259		12,947		13,364		13,282		13,510		13,208		12,932		13,081		12,458		12,395		11,830		12,334		12,044		11,375		11,877		12,271		11,916		12,291		12,194		12,532		12,727		12,905		13,263		13,424		13,397		13,068		12,933		13,446		13,674		13,823		14,185		14,405		14,076		14,527		14,846		14,914		15,288		15,456		15,449		16,042		15,780		16,053		15,947		15,400		15,417		15,906		16,280		16,512		16,759		17,072		17,374		17,453		17,499
C000052971
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y
Accumulated Value		10,000		9,694		9,748		9,943		9,980		10,098		10,140		10,239		10,306		10,342		10,318		10,482			10,548		10,658		10,801		10,847		10,947		11,019		11,081		11,184		11,246		11,364		11,440		11,544		11,596		11,693		11,489		11,302		11,382		11,560		11,583		11,824		11,956		12,008		11,529		11,627		11,112		11,431		11,572		11,668		11,788		11,411		11,772		11,857		11,789		11,916		12,087		12,236		12,347		12,318		11,741		11,111		11,637		11,901		12,041		12,338		12,665		12,431		12,288		12,989		13,235		13,156		13,358		13,663		13,905		14,017		14,206		14,311		14,485		14,145		14,598		14,508		14,756		14,429		14,124		14,285		13,609		13,536		12,917		13,468		13,151		12,418		12,966		13,397		13,007		13,421		13,311		13,679		13,891		14,086		14,474		14,651		14,621		14,260		14,113		14,673		14,919		15,082		15,477		15,715		15,356		15,849		16,194		16,269		16,673	16,858	16,851	17,497	17,213	17,507	17,388	16,793	16,812	17,345	17,754	18,004	18,273	18,612	18,941	19,027	19,078
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,123		10,186		10,396		10,428		10,643		10,891		11,225		11,350		12,000		11,557		11,264			11,307		11,579		11,651		12,084		12,478		12,549		11,691		11,929		10,852		11,722		12,098		12,333		12,833		12,017		12,864		13,049		12,842		13,083		13,366		13,851		14,269		14,264		13,090		11,473		12,944		13,560		13,830		14,609		15,660		15,065		14,664		16,269		16,895		16,724		17,185		17,938		18,895		19,027		19,471		19,934		20,540		19,585		20,957		20,812		21,744		20,619		20,002		20,744		18,935		18,970		17,404		19,009		18,234		16,555		17,895		18,895		17,806		18,925		18,463		19,141		19,440		19,524		20,815		21,483		21,141		20,133		19,710		21,510		22,487		22,865		24,086		24,861		23,845		25,028		25,926		26,241		26,878		27,452		27,203		28,800		28,113		28,896		28,519		26,912		26,730		28,412		29,857		30,527		31,146		32,283		33,039		33,120		33,140
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,123		10,186		10,396		10,428		10,643		10,891		11,225		11,350		12,000		11,557		11,264			11,307		11,579		11,651		12,084		12,478		12,549		11,691		11,929		10,852		11,722		12,098		12,333		12,833		12,017		12,864		13,049		12,842		13,083		13,366		13,851		14,269		14,264		13,090		11,473		12,944		13,560		13,830		14,609		15,660		15,065		14,664		16,269		16,895		16,724		17,185		17,938		18,895		19,027		19,471		19,934		20,540		19,585		20,957		20,812		21,744		20,619		20,002		20,744		18,935		18,970		17,404		19,009		18,234		16,555		17,895		18,895		17,806		18,925		18,463		19,141		19,440		19,524		20,815		21,483		21,141		20,133		19,710		21,510		22,487		22,865		24,086		24,861		23,845		25,028		25,926		26,241		26,878		27,452		27,203		28,800		28,113		28,896		28,519		26,912		26,730		28,412		29,857		30,527		31,146		32,283		33,039		33,120		33,140
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name																									Cboe S&P 500 BuyWrite Index
Accumulated Value		10,000		9,575		9,734		9,925		9,969		10,126		10,243		10,325		10,423		10,431		10,454		10,695			10,707		10,944		11,096		11,136		11,238		11,438		11,479		11,630		11,663		11,770		11,839		12,020		12,099		12,214		12,041		11,910		12,068		12,321		12,314		12,674		12,915		12,919		12,214		12,488		11,522		11,917		12,088		12,302		12,494		12,093		12,705		12,839		12,693		12,776		13,039		13,208		13,329		13,178		12,183		10,367		10,848		11,329		11,315		11,751		12,055		12,053		11,614		12,736		12,962		12,976		13,111		13,705		13,817		14,084		14,401		14,473		14,852		14,596		15,277		15,049		15,616		15,227		15,123		15,744		15,001		14,440		14,024		14,570		13,871		12,960		13,755		14,022		13,841		14,420		14,397		14,664		14,833		14,975		15,290		15,509		15,263		14,855		14,754		15,181		15,477		15,751		16,055		16,408		16,186		16,363		16,652		16,841		17,332	17,575	17,487	18,187	18,591	19,000	18,895	18,016	17,723	17,883	18,358	18,491	18,671	19,007	19,494	19,920	20,248
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name																									Cboe S&P 500 BuyWrite Index
Accumulated Value		10,000		9,575		9,734		9,925		9,969		10,126		10,243		10,325		10,423		10,431		10,454		10,695			10,707		10,944		11,096		11,136		11,238		11,438		11,479		11,630		11,663		11,770		11,839		12,020		12,099		12,214		12,041		11,910		12,068		12,321		12,314		12,674		12,915		12,919		12,214		12,488		11,522		11,917		12,088		12,302		12,494		12,093		12,705		12,839		12,693		12,776		13,039		13,208		13,329		13,178		12,183		10,367		10,848		11,329		11,315		11,751		12,055		12,053		11,614		12,736		12,962		12,976		13,111		13,705		13,817		14,084		14,401		14,473		14,852		14,596		15,277		15,049		15,616		15,227		15,123		15,744		15,001		14,440		14,024		14,570		13,871		12,960		13,755		14,022		13,841		14,420		14,397		14,664		14,833		14,975		15,290		15,509		15,263		14,855		14,754		15,181		15,477		15,751		16,055		16,408		16,186		16,363		16,652		16,841		17,332	17,575	17,487	18,187	18,591	19,000	18,895	18,016	17,723	17,883	18,358	18,491	18,671	19,007	19,494	19,920	20,248
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name																									Cboe S&P 500 BuyWrite Index
Accumulated Value	10,000		10,171		10,207		10,342		10,370		10,466		10,527		10,688		10,758		10,860		10,706		10,590			10,731		10,956		10,949		11,270		11,484		11,487		10,860		11,104		10,245		10,597		10,749		10,938		11,110		10,753		11,297		11,416		11,287		11,360		11,594		11,744		11,852		11,718		10,833		9,218		9,646		10,073		10,061		10,448		10,719		10,717		10,327		11,324		11,525		11,538		11,658		12,186		12,286		12,524		12,805		12,869		13,206		12,979		13,584		13,381		13,885		13,540		13,447		13,999		13,338		12,840		12,470		12,956		12,334		11,524		12,230		12,468		12,307		12,822		12,801		13,039		13,189		13,316		13,595		13,790		13,572		13,209		13,119		13,499		13,762		14,005		14,276		14,590		14,392		14,549		14,807		14,975		15,411		15,627		15,549		16,172		16,531		16,895		16,801		16,020		15,759		15,902		16,324		16,442		16,602		16,900		17,334		17,712		18,004
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name																									Cboe S&P 500 BuyWrite Index
Accumulated Value		10,000		9,575		9,734		9,925		9,969		10,126		10,243		10,325		10,423		10,431		10,454		10,695			10,707		10,944		11,096		11,136		11,238		11,438		11,479		11,630		11,663		11,770		11,839		12,020		12,099		12,214		12,041		11,910		12,068		12,321		12,314		12,674		12,915		12,919		12,214		12,488		11,522		11,917		12,088		12,302		12,494		12,093		12,705		12,839		12,693		12,776		13,039		13,208		13,329		13,178		12,183		10,367		10,848		11,329		11,315		11,751		12,055		12,053		11,614		12,736		12,962		12,976		13,111		13,705		13,817		14,084		14,401		14,473		14,852		14,596		15,277		15,049		15,616		15,227		15,123		15,744		15,001		14,440		14,024		14,570		13,871		12,960		13,755		14,022		13,841		14,420		14,397		14,664		14,833		14,975		15,290		15,509		15,263		14,855		14,754		15,181		15,477		15,751		16,055		16,408		16,186		16,363		16,652		16,841		17,332	17,575	17,487	18,187	18,591	19,000	18,895	18,016	17,723	17,883	18,358	18,491	18,671	19,007	19,494	19,920	20,248
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,099		$ 10,089		$ 10,132		$ 10,223		$ 10,174		$ 10,180		$ 10,167		$ 10,214		$ 10,096		$ 10,001		$ 10,065			$ 9,990		$ 10,061		$ 10,049		$ 10,051		$ 10,116		$ 10,051		$ 9,971		$ 10,031		$ 10,215		$ 10,324		$ 10,318		$ 10,516		$ 10,518		$ 10,705		$ 10,840		$ 10,863		$ 11,145		$ 11,085		$ 11,119		$ 11,113		$ 11,105		$ 11,319		$ 11,523		$ 11,455		$ 11,659		$ 11,713		$ 11,787		$ 11,963		$ 11,866		$ 11,860		$ 11,807		$ 11,923		$ 11,939		$ 11,854		$ 11,682		$ 11,536		$ 11,628		$ 11,666		$ 11,748		$ 11,879		$ 11,856		$ 11,754		$ 11,750		$ 11,785		$ 11,755		$ 11,502		$ 11,373		$ 11,057		$ 10,638		$ 10,706		$ 10,538		$ 10,796		$ 10,491		$ 10,038		$ 9,908		$ 10,272		$ 10,226		$ 10,540		$ 10,268		$ 10,529		$ 10,592		$ 10,477		$ 10,440		$ 10,432		$ 10,366		$ 10,102		$ 9,943		$ 10,393		$ 10,791		$ 10,761		$ 10,609		$ 10,707		$ 10,437		$ 10,614		$ 10,714		$ 10,965		$ 11,122		$ 11,271		$ 10,992		$ 11,108		$ 10,926		$ 10,984		$ 11,226		$ 11,230		$ 11,274		$ 11,193		$ 11,365		$ 11,335		$ 11,471		$ 11,596		$ 11,668		$ 11,741		$ 11,724
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000		$ 10,138		$ 10,210		$ 10,303		$ 10,343		$ 10,345		$ 10,531		$ 10,598		$ 10,586		$ 10,580		$ 10,499		$ 10,250			$ 10,265		$ 10,285		$ 10,354		$ 10,349		$ 10,428		$ 10,509		$ 10,498		$ 10,543		$ 10,638		$ 10,587		$ 10,593		$ 10,580		$ 10,628		$ 10,506		$ 10,406		$ 10,473		$ 10,395		$ 10,469		$ 10,456		$ 10,459		$ 10,526		$ 10,458		$ 10,376		$ 10,438		$ 10,630		$ 10,742		$ 10,736		$ 10,942		$ 10,945		$ 11,139		$ 11,279		$ 11,304		$ 11,597		$ 11,535		$ 11,570		$ 11,564		$ 11,556		$ 11,778		$ 11,990		$ 11,920		$ 12,132		$ 12,188		$ 12,265		$ 12,448		$ 12,348		$ 12,341		$ 12,286		$ 12,406		$ 12,424		$ 12,334		$ 12,156		$ 12,005		$ 12,099		$ 12,139		$ 12,224		$ 12,361		$ 12,337		$ 12,231		$ 12,227		$ 12,263		$ 12,232		$ 11,968		$ 11,835		$ 11,506		$ 11,069		$ 11,141		$ 10,966		$ 11,234		$ 10,917		$ 10,445		$ 10,310		$ 10,689		$ 10,641		$ 10,968		$ 10,684		$ 10,956		$ 11,022		$ 10,902		$ 10,863		$ 10,856		$ 10,786		$ 10,512		$ 10,346		$ 10,815		$ 11,229		$ 11,198		$ 11,040		$ 11,142		$ 10,860		$ 11,044		$ 11,149		$ 11,409		$ 11,573	$ 11,728	$ 11,437	$ 11,558	$ 11,369	$ 11,430	$ 11,681	$ 11,685	$ 11,731	$ 11,647	$ 11,826	$ 11,795	$ 11,936	$ 12,067	$ 12,142	$ 12,217	$ 12,199